Principal Risk	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
PRINCIPAL RISK

20. PRINCIPAL RISK

MARKET RISK

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market variables such as interest rate, foreign exchange rates and equity prices.

The maximum risk resulting from financial instruments equals their fair value.

(a) Interest rate risk

Interest rate risk arises from the possibility that changes in interest rates will affect future cash flows or the fair values of financial instruments.

Interest rate risk sensitivity analysis

The Group's cash held with the Cash Custodian and the Custodian are exposed to interest rate risk. However, Management considers the risk to be minimal as they are short-term with terms less than one month.

(b) Currency risk

Currency risk is the risk that the value of financial assets or liabilities will fluctuate due to changes in foreign exchange rates.

Currency risk sensitivity analysis

At December 31, 2018 and 2017, the Group has no significant foreign currency risk because its business is principally conducted in Hong Kong and most of the transactions are denominated in Hong Kong dollar. Since the Hong Kong dollar is pegged to the United States dollar, the Group's exposure to foreign currency risk in respect of the balances denominated in Hong Kong dollars is considered to be minimal.

(c) Equity price risk

Equity price risk is the risk of unfavorable changes in the fair values of equities or equity-linked derivatives as the result of changes in the levels of equity indices and the value of individual shares. The Group has been exposed to price risk on all of its equities investments and equities-linked derivatives.

Management's best estimate of the effect on net assets and profit due to a reasonably possible change of relevant benchmarks, with all other variables held constant is as follows. In practice, the actual trading results may differ from the sensitivity analysis below and the difference could be material.

LIQUIDITY RISK

Liquidity risk is the risk that the Group will encounter difficulty in raising funds to meet commitments associated with financial assets and liabilities. Liquidity risk may result from an inability to sell a financial asset quickly at an amount close to its fair value.

The Group invests in private equities which are generally unquoted and not readily marketable. The Group manages its liquidity risk by setting investment limits on unlisted securities that cannot be readily disposed of. Investment of the Group's assets in unquoted securities may restrict the ability of the Group to dispose of its investment at a price and time it wishes to do so.

CREDIT RISK

Financial assets which potentially subject the Group to concentrations of credit risk consist principally of bank deposits and balances, and assets held with the Custodian/Prime Broker.

The Custodian/Prime Broker provides the clearing and depository operations for the Group's security transactions. The Custodian/Prime Broker also provides loans and financing to the Group and assets held by the Custodian/Prime Brokers will be charged as a continuing security for the payment and discharge of all liabilities of the Group.

The Group is exposed to credit risk on the cash held with the Custodian/Prime Broker amounting to $112,746 and $122,127, respectively, as of December 31, 2018 and 2017. The credit rating ascribed by Standard and Poor's to Credit Suisse as of December 31, 2018 and 2017 was A.

Furthermore, the Group takes on exposure to credit risk on cash and restricted cash balances held with HSBC, DBS Bank Ltd, Hong Kong Branch, Industrial and Commercial Bank of China (Macao) Limited, Bank of China (Hong Kong) Limited and Mitsubishi UFJ Financial Group for the purposes of payments of Group expenses.

All transactions in listed securities are settled or paid for upon delivery using approved and reputable brokers. The risk of default is considered minimal, as delivery of securities sold is only made when the broker has received payment. Payment is made on a purchase when the securities have been received by the broker. The trade will fail if either party fails to meet its obligation. The Group limits its exposure to credit risk by transacting all of its securities and contractual commitment activities with broker-dealers, banks and regulated exchanges with high credit ratings and that the Group considers to be well established.

CONCENTRATION RISK

The table below analyses the Group's concentration of equity price risk by country and region, and industry:

	December 31, 2018	December 31, 2017
Country and Region
United States of America	$8,224,771	$10,462,483
Total	$8,224,771	$10,462,483

Industry
Pharmaceutical and biotechnology	$8,224,285	$10,443,175
Healthcare	486	19,308
Total	$8,224,771	$10,462,483

INVESTMENTS IN DERIVATIVES RISK

Warrants

Since warrants have a limited life, as the expiration date of a warrant approaches, the time value of a warrant will decline. In addition, if the stock underlying the warrant declines in price, the intrinsic value of an "in the money" warrant will decline. Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless. As a result, there is the potential for the Group to lose its entire investment in a warrant. The Group is exposed to counterparty risk from the potential failure of an issuer to settle its exercised warrants. The maximum risk of loss from counterparty risk to the Group is the fair value of the contracts and the purchase price of the warrants.